                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ x ]; Amendment Number:

    This Amendment (Check only one.):  [ x ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         May 22, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $265,432
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             3/31/00

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR       SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
21st Century
  Insurance           common     90130N103   11586        538878       sh    538878  na    na      na     538878   na    na
Aceto Corp            common     004446100    3885        431621       sh    431621  na    na      na     431621   na    na
Actrade Intl, Ltd.    common     004931101   10297        638544       sh    638544  na    na      na     638544   na    na
America Service
  Group               common     02364l109    4035        269025       sh    269025  na    na      na     269025   na    na
American Capital
  Strategies          common     024937104     909         35810       sh     35810  na    na      na      35810   na    na
American Financial
  Hldgs.              common     026075101    3167        262530       sh    262530  na    na      na     262530   na    na
AT&T                  common     001957109    4757         84468       sh     84468  na    na      na      84468   na    na
AT&T Liberty
  Media Grp Cl A      common     001957208   17713        298634       sh    298634  na    na      na     298634   na    na
Atlas Pipeline
  Partners            common     049392103     906         77930       sh     77930  na    na      na      77930   na    na
Autotote Corp.        common     053323101     788        177470       sh    177470  na    na      na     177470   na    na
Bank United Corp      common     065412108    7172        227220       sh    227220  na    na      na     227220   na    na
Berkshire
  Hathaway Cl  B      common     084670207     415           228       sh       228  na    na      na        228   na    na
Brown Forman cl B     common     115637209    4605         84600       sh     84600  na    na      na      84600   na    na
Capital Automotive
  REIT Inc            common     139733109    7282        606840       sh    606840  na    na      na     606840   na    na
Carmike Cinemas       common     143436103    1558        286465       sh    286465  na    na      na     286465   na    na
Cash America
  International       common     14754d100     215         17300       sh     17300  na    na      na      17300   na    na
Central Newspaper     common     154647101   10137        303161       sh    303161  na    na      na     303161   na    na
CenturyTel Inc.       common     156700106    5140        138455       sh    138455  na    na      na     138455   na    na
Chris Craft           common     170520100    7977        125246       sh    125246  na    na      na     125246   na    na
CNS Inc.              common     126136100    2853        652100       sh    652100  na    na      na     652100   na    na
Danielson Holdings    common     236274106    2352        368945       sh    368945  na    na      na     368945   na    na
Dial Corp             common     25247D101    3313        240950       sh    240950  na    na      na     240950   na    na
Dime Bancorp          common     25429Q102   11693        632030       sh    632030  na    na      na     632030   na    na
Donnelley
  R R & Sons Co       common     257867101    4390        209670       sh    209670  na    na      na     209670   na    na
Duke-Weeks Realty
  Corporation         common     264411505    1913        100000       sh    100000  na    na      na     100000   na    na
Dun & Bradstreet      common     26483b106    4552        159020       sh    159020  na    na      na     159020   na    na
East West Bank        common     27579R104     304         27500       sh     27500  na    na      na      27500   na    na


                                4




EMC Corp of
  Minnesota           common     268649100      92         12500       sh     12500  na    na      na      12500   na    na
Encompass Services    common     29255U104    1417        246452       sh    246452  na    na      na     246452   na    na
Freddie Mac           common     313400301    5325        120508       sh    120508  na    na      na     120508   na    na
Gainsco Inc           common     363127101     380         64000       sh     64000  na    na      na      64000   na    na
Gannett               common     364730101     240          3413       sh      3413  na    na      na       3413   na    na
Greenpoint
  Financial Corp.     common     395384100    7939        404514       sh    404514  na    na      na     404514   na    na
Homefed Corp.         common     43739d208      82        128760       sh    128760  na    na      na     128760   na    na
Imperial Credit Inds. common     452729106    4535       1007790       sh   1007790  na    na      na    1007790   na    na
Interim Services      common     45868p100    3973        214059       sh    214059  na    na      na     214059   na    na
Kent Electronics
  Convt.              conv bond  490553aa2     282        320000       prn   320000  na    na      na     320000   na    na
Knight-Ridder         common     499040103    3285         64090       sh     64090  na    na      na      64090   na    na
Lancaster Colony      common     513847103    4592        150239       sh    150239  na    na      na     150239   na    na
Lee Enterprises       common     523768109    5432        207928       sh    207928  na    na      na     207928   na    na
Leucadia National     common     527288104   11479        483327       sh    483327  na    na      na     483327   na    na
Local Financial
  Corporation         common     539553107    4407        514735       sh    514735  na    na      na     514735   na    na
Markel Corporation    common     570535104    3908         26860       sh     26860  na    na      na      26860   na    na
McCormick & Company,
  Inc.                common     579780206     806         25000       sh     25000  na    na      na      25000   na    na
Mercury General Corp. common     589400100    1918         65000       sh     65000  na    na      na      65000   na    na
Meredith Corp.        common     589433101    3083        111340       sh    111340  na    na      na     111340   na    na
Moto Photo            common     619821101     529        563760       sh    563760  na    na      na     563760   na    na
North Fork Bancorp    common     659424105    7997        447410       sh    447410  na    na      na     447410   na    na
Northrim Bank         common     666764105     104         12600       sh     12600  na    na      na      12600   na    na
Philip Morris         common     718154107    3317        157010       sh    157010  na    na      na     157010   na    na
Prologis Trust        common     743410102    5405        280786       sh    280786  na    na      na     280786   na    na
"RailAmerica, Inc."   common     750753105     453         67112       sh     67112  na    na      na      67112   na    na
Reynolds & Reynolds   common     761695105    5875        217601       sh    217601  na    na      na     217601   na    na
RLI Corp.             common     749607107    2980         88958       sh     88958  na    na      na      88958   na    na
Robbins & Myers       conv bond  770196aa1    5332       5413000       prn  5413000  na    na      na    5413000   na    na
Sirius Satellite
  Radio Inc.          common     82966U103    2664         46735       sh     46735  na    na      na      46735   na    na
Sport-Haley           common     848925103     200         40000       sh     40000  na    na      na      40000   na    na
Standard Management   common     853612109     297         64143       sh     64143  na    na      na      64143   na    na
Standard Register     common     853887107     239         18560       sh     18560  na    na      na      18560   na    na
Supreme Ind. Inc      common     868607102    2291        482290       sh    482290  na    na      na     482290   na    na
Telephone &
  Data Systems        common     879433100   10935         98511       sh     98511  na    na      na      98511   na    na
Tootsie Roll          common     890516107    4496        142741       sh    142741  na    na      na     142741   na    na
Tower Tech            common     891864100     106         72500       sh     72500  na    na      na      72500   na    na
Trinity Industries
  Inc                 common     896522109    4778        201700       sh    201700  na    na      na     201700   na    na
UST Inc.              common     902911106    3132        200420       sh    200420  na    na      na     200420   na    na
V.F. Corporation      common     918204108    1805         75000       sh     75000  na    na      na      75000   na    na
Washington Mutual     common     939322103    1567         59142       sh     59142  na    na      na      59142   na    na





                                5




White Mountain
  Insurance           common     g9618e107    2686         20025       sh     20025  na    na      na      20025   na    na
Williams Controls
  Inc.                common     969465103    1160        545822       sh    545822  na    na      na     545822   na    na
                      Total                               265432















































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